Investment in equity investees (Details 6) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Operating data:
Net (loss)/income	¥ 23,142	$ 3,309	¥ 44,660	¥ 23,257
Balance sheet data:
Current assets	374,421		386,698		$ 53,541
Non-current assets	320,780		311,536		45,871
Current liabilities	306,072		299,521		43,768
Non-current liabilities	95,346		85,416		13,634
Non-controlling interests	68,743		73,466		$ 9,830
Share of results of equity investees
Equity method investments
Impairment charges in connection with the equity method	88		699	266
Equity Method Investments
Operating data:
Revenues	104,075		146,583	149,237
Gross profit	56,510		70,000	48,134
(Loss)/income from operations	20,597		8,334	(274)
Net (loss)/income	17,846		4,380	(1,733)
Net (loss)/income attributable to the investees' ordinary shareholders	17,990		4,641	¥ (1,506)
Balance sheet data:
Current assets	154,476		161,218
Non-current assets	145,184		146,848
Current liabilities	122,333		124,013
Non-current liabilities	48,705		44,090
Redeemable stock	0		28,167
Non-controlling interests	¥ 4,534		¥ 4,429